PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 12 - PROPERTY, PLANT AND EQUIPMENT

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2024	25	379	1,381	251	11	2,047
Additions	1	3	36	114	2	156
Disposals	—	—	(2)	—	—	(2)
Depreciation expense	(1)	(17)	(119)	—	(4)	(141)
Transfer and other changes	1	4	38	(46)	2	(1)
Effect of changes in foreign exchange rates	—	3	20	2	—	25
Net balance at June 30, 2024	26	372	1,354	321	11	2,084

Cost	47	672	3,198	333	55	4,305
Less accumulated depreciation and impairment	(21)	(300)	(1,844)	(12)	(44)	(2,221)
Net balance at June 30, 2024	26	372	1,354	321	11	2,084
Right-of-use assets
Right-of-use assets have been included in the same line item as that in which a corresponding owned asset would be presented.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2024	103	38	—	141
Additions	3	8	—	11
Depreciation expense	(6)	(6)	—	(12)
Net balance at June 30, 2024	100	40	—	140

Cost	172	107	—	279
Less accumulated depreciation and impairment	(72)	(67)	—	(139)
Net balance at June 30, 2024	100	40	—	140
The total expense relating to short-term leases, low value asset leases and variable lease payments that are still recognized as operating expenses was €9 million and €8 million for the six months ended June 30, 2024 and 2023, respectively.